Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	[1]	$ 227,764	$ 179,139	$ 93,549	$ 32,199	$ 532,651
Local Municipalities Hadarom, Dead Sea Project [Member]
Total	[1],[2],[3]	23,923				23,923
Israel Ports (Hadarom), Dead Sea Project [Member]
Total	[1],[2],[3]			14,722		14,722
Government Offices, Dead Sea Project [Member]
Total	[1],[2],[3]	743			6,568	7,311
Mekorot Water Company Ltd., Dead Sea Project [Member]
Total	[1],[2],[3]			8,328		8,328
Israel Electricity, Dead Sea Project [Member]
Total	[1],[2],[3]			24,301		24,301
State Treasury, Dead Sea Project [Member]
Total	[1],[2],[3]		157,880		20,772	178,652
Tax Authority, Dead Sea Project [Member]
Total	[1],[2],[3]	150,335				150,335
Local Municipalities (Hadarom), Rotem Mines Project [Member]
Total	[1],[2],[3]	7,835				7,835
Israel Ports (Hadarom), Rotem Mines Project [Member]
Total	[1],[2],[3]			4,739		4,739
Government Offices, Rotem Mines Project [Member]
Total	[1],[2],[3]	406	12,130			12,536
Mekorot Water Company Ltd., Rotem Mines Project [Member]
Total	[1],[2],[3]			26,048		26,048
Israel Electricity, Rotem Mines Project [Member]
Total	[1],[2],[3]			5,454		5,454
Tax Authority, Rotem Mines Project [Member]
Total	[1],[2],[3]	3,474				3,474
Redcar And Cleveland Borough Council, Boulby Project [Member]
Total	[1],[2],[3]	1,377				1,377
North York Moors National Park Authority, Boulby Project [Member]
Total	[1],[2],[3]	1,165				1,165
The Crown Estate Boulby Project [Member]
Total	[1],[2],[3]		3,545			3,545
Tax Authority, Boulby Project [Member]
Total	[1],[2],[3]	7,257				7,257
Suria And Sallent Town Councils, Cabanassas Cataluna Project [Member]
Total	[1],[2],[3]	577		413		990
Catalonian Government And Catalan Water Agency (Aca), Cabanassas Cataluna Project [Member]
Total	[1],[2],[3]	24	284	835	$ 4,859	6,002
Tax Authority, Cabanassas Cataluna Project [Member]
Total	[1],[2],[3]	7,455	139	57		7,651
Kunming Xishan District Natural Resources Bureau And Kunming Water Supplies Bureau, Haikou Yunnan Province Project [Member]
Total	[1],[2],[3]		463	1,083		1,546
Tax Authority, Haikou Yunnan Province Project [Member]
Total	[1],[2],[3]	$ 23,193	$ 4,698	282		28,173
Kunming Electricity, Haikou Yunnan Province Project [Member]
Total	[1],[2],[3]			$ 7,287		$ 7,287

[1]	All payments are reported in U.S. dollars (USD) which is the reporting currency of the consolidated financial statements of ICL. Payments in England, Spain and China were made in GBP, Euro and RMB, respectively, and translated using the relevant average annual rate of USD.
[2]	Method of extraction - Dead Sea: evaporation ponds; Rotem Mines and Haikou: Open pits; Boulby and Cabanassas: underground mines.
[3]	Resource subject of commercial development - Dead Sea: potash, magnesium and bromine; Rotem Mines: phosphate; Boulby: polyhalite; Cabanassas: potash; Haikou: phosphate.